COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11.    COMMITMENTS AND CONTINGENCIES

Legal Proceedings

We are party to various legal actions arising in the normal course of business. While we do not expect that the ultimate resolution of any of these pending actions will have a material effect on our consolidated results of operations, financial position or cash flows, litigation is subject to inherent uncertainties. As such, there can be no assurance that any pending legal action, which we currently believe to be immaterial, does not become material in the future.

Agreements with Operators

We lease certain of our owned and leased aircraft to Gama, a Federal Aviation Administration licensed and DOT registered air carrier, to operate our aircraft. Gama was a third-party independent operator through March 2, 2020, which is the date we executed a purchase agreement to acquire the business. The total amount of fees, net of lease payments from Gama, was $25.7 million and $160.1 million for the years ended December 31, 2020 and 2019, respectively, and are included in cost of revenue in the consolidated statements of operations.

Brand Ambassador Program

From time to time, we enter into various barter arrangements with third-parties in which there is an agreement to provide a specified amount of flight time, valued in either hours or dollars, in exchange for media advertising, marketing credits or other activities that promote brand awareness. We record these nonmonetary transactions at the estimated fair value of the flights provided using the stand-alone selling price.

As third-parties utilize flight time that we provide in barter arrangements, we recognize revenue in the period in which the flight services are provided. As we use the advertising or marketing credits in the arrangements, an expense is recognized in the period in which the credits are consumed. The difference between flight services to be provided and advertising or marketing credits to be consumed is recognized, on an agreement-by-agreement basis, as an asset or liability, as appropriate. If we consume the credits, prior to delivering the flight services to the member, a liability and an expense is recorded; and if we deliver the flight services to the member prior to receiving the credits, an asset and revenue is recorded. We assess the recoverability of barter credits periodically. Factors considered in evaluating the recoverability include management’s plans with respect to how the advertising or other marketing credits can be used. Any impairment losses are recorded in the consolidated statements of operations during the period in which it is determined. There were no impairments of barter credits identified for the years ended December 31, 2021, 2020 and 2019.

Revenue recognized as a result of nonmonetary transactions was $3.7 million, $2.9 million and $3.1 million for the years ended December 31, 2021, 2020 and 2019, respectively, while expenses included in sales and marketing in the consolidated statement of operations as a result of the same barter arrangements were $3.5 million, $2.8 million and $2.9 million, for the years ended December 31, 2021, 2020 and 2019 respectively. The balances for flight revenue and advertising or other marketing credits that have yet to be consumed are included in accrued expenses and prepaid expenses and other current assets on the consolidated balance sheets. As of December 31, 2021 and December 31, 2020, the accrued expenses associated with these barter transactions was $3.2 million and $3.5 million, respectively, and the prepaid expenses and other current assets was $0.

Sales and Use Tax Liability

We regularly provide services to members in various states within the continental U.S., which may create sales and use tax nexus via temporary presence, potentially requiring the payment of these taxes. We determined that there is uncertainty as to what constitutes nexus in respective states for a state to levy taxes, fees, and surcharges relating to our activity. As of December 31, 2021 and December 31, 2020, respectively, we estimate the potential exposure to such tax liability to be $8.5 million and $6.6 million, the expense for which is included in accrued expenses on the consolidated balance sheets and cost of revenue in the consolidated statements of operations.